Staff Cost (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Staffing Cost

	2019	2018	2017
	(EUR’000)
Wages and salaries	49,142	29,418	19,918
Share-based payment	37,486	19,652	9,709
Pensions (defined contribution plans)	648	444	324
Social security costs	3,613	1,793	1,156
Total staff costs	90,889	51,307	31,107
Average number of employees	274	167	121

Summary of Staff Costs Recognized in the Statement of Profit and Loss
Staff costs are recognized in the consolidated statement of profit or loss as follows:

	2019	2018	2017
	(EUR’000)
Research and development costs	61,890	34,146	21,845
General and administrative expenses	28,999	17,161	9,262
Total staff costs	90,889	51,307	31,107

Summary of Weighted Average Exercise Prices and Movements in Warrants
The following table specifies
the
number and weighted average exercise prices
of
 and movements in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2017	3,691,765	13.05
Granted during the year	1,196,000	30.15
Exercised during the year (1)	(193,171)	8.49
Forfeited during the year	(73,440)	16.42
Expired during the year	—	—
Outstanding at December 31, 2017	4,621,154	17.62
Vested at the reporting date	2,034,791	11.48
Granted during the year	1,637,375	54.43
Exercised during the year (1)	(611,683)	10.82
Forfeited during the year	(35,217)	28.24
Expired during the year	—	—
Outstanding at December 31, 2018	5,611,629	29.03
Vested at the reporting date	2,478,770	15.81
Granted during the year	1,300,600	97.01
Exercised during the year (1)	(1,058,722)	16.33
Forfeited during the year	(33,296)	58.49
Expired during the year	—	—
Outstanding at December 31, 2019	5,820,211	46.36
Vested at the reporting date	2,705,693	24.93

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants
The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2019, per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2016	1,889,205	14.43	67
Granted in 2017	1,093,659	30.15	94
Granted in 2018	1,546,947	54.43	106
Granted in 2019	1,290,400	97.01	117
Outstanding at December 31, 2019	5,820,211	46.36	94

Summary of Warrant Compensation Cost
Warrant compensation cost is recognized in the consolidated statement of profit or loss over the vesting period of the warrants granted.

	2019	2018	2017
	(EUR’000)
Research and development costs	22,357	10,225	4,775
General and administrative expenses	15,129	9,427	4,934
Total warrant compensation costs	37,486	19,652	9,709

Summary of Fair Values for Warrant Grants
The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2019, 2018 and 2017:

	2019	2018	2017
Expected volatility	52 – 54%	53 – 57%	54 – 60%
Risk-free interest rate	(0.77) – (0.05)%	(0.23) – 0.46%	(0.34) – 0.25%
Expected life of warrants (years)	5.05 – 7.10	5.05 – 7.14	5.05 – 7.10
Weighted average exercise price	€ 97.01	€ 54.43	€ 30.15
Fair value of warrants granted in the year	€ 27.24 – 55.64	€ 17.90 – 31.81	€ 9.65 – 17.29

Key management personnel of entity or parent [member]
Statement [LineItems]
Summary of Staffing Cost
Compensation to Key Management Personnel included within total staff costs are summarized below:

	2019	2018	2017
		(EUR’000)
Wages and salaries	2,080	1,809	1,731
Share-based payment	7,167	5,112	3,576
Social security costs	94	152	70
Total Compensation to Key Management Personnel	9,341	7,073	5,377